Other Income (Expenses) from Investments - Detailed Information About Other Income (Expenses) from Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Detailed Information About Other Income Expenses From Investments [Abstract]
Dividends from Other investments	€ 1	€ 7	€ 3
Net gains on disposals of Other investments			11
Loss and impairment losses on Other investments	(19)		(4)
Total	(18)	7	10
of which, included in the supplementary disclosure on financial instruments	€ 1	€ 7	€ 14